Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended			199 Months Ended	202 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2013 Minimum	Dec. 31, 2012 Minimum	Mar. 31, 2013 Maximum	Dec. 31, 2012 Maximum
Cash Equivalents carried at cost	$ 1,000,000	$ 2,900,000		$ 1,000,000
Cash and cash equivalents of highly liquid investments with maturity date of purchase	3 months or less
Cash and cash equivalents of income yielding securities with maturity date of purchase	More than three months and one year or less
Estimated useful lives of assets						3 years	3 years	5 years	5 years
Determination percentage	More than 50%
In-process research and development			10,400,000	10,422,130	10,422,130
Foreign currency gains	$ 53,000	$ 11,000
Liabilities denominated in currencies	1.00%	8.00%
Cumulative change in ownership percentage description	more than 50%